Supplement to the
Fidelity® Intermediate Municipal Income Fund
February 28, 2026
Summary Prospectus

The fund offers ETF Class shares as described in a separate prospectus in addition to the fund's mutual fund class shares.
LIM-SUSTK-0626-102 1.9880457.102	June 12, 2026
Supplement to the
Fidelity® Intermediate Municipal Income Fund
Class A, Class M, Class C, Class I, and Class Z
February 28, 2026
Summary Prospectus

The fund offers ETF Class shares as described in a separate prospectus in addition to the fund's mutual fund class shares.
ALIM-SUSTK-0626-105 1.9880455.105	June 12, 2026